                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPT 30, 2007
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       VERCINGETORIX CORP.
            ------------------------------------------
Address:    122 EAST 55TH ST., 5TH FLOOR
            ------------------------------------------
            NY NY 10022
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     CURTIS L. ALEXANDER
          --------------------------------------------
Title:    MANAGING PARTNER
          --------------------------------------------
Phone:    978-579-9700
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Curtis L. Alexander           Sudbury, MA                    11/14/07
------------------------  -----------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-                        NONE
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       NONE
                                              -----------------------

Form 13F Information Table Entry Total:
                                              -----------------------

Form 13F Information Table Value Total:
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-                        NONE
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                                 FORM 13F                              9/30/2007
REPORTING MANAGER: UBS SECURITIES LLC                                   PAGE 1
CIK    0001353304
CCC   6WXENQV
                             VALUATION CURRENCY: USD

ITEM 1                      ITEM 2      ITEM 3    ITEM 4         ITEM 5           ITEM 6             ITEM 7            ITEM 8
NAME OF ISSUER              TITLE       CUSIP        FAIR        SHARES OF      INVEST. DESC.        MANA-        VOTING AUTHORITY
                               OF       NUMBER      MARKET       PRINCIPLE                SHARED       GERS
                              CLASS                 VALUE         AMMOUNT       SOLE  SHARED  OTHER          SOLE   SHARED     OTHER
                                                                                 (A)   (B)     (C)            (A)     (B)       (C)
ACCESS INTEGRATED TECH INC     OTC EQ 004329108   1,887,536.00    337,060.00 N          X                1          337,060.00
CENTRAL EUROPEAN MEDIA         OTC EQ G20045202  13,214,677.00    144,092.00 N          X                1          144,092.00
COMCAST CORP-CL A              OTC EQ 20030N101   5,603,376.00    231,736.00 N          X                1          231,736.00
LIBERTY GLOBAL INC             OTC EQ 530555101   5,875,254.00    143,229.00 N          X                1          143,229.00
LIBERTY GLOBAL INC             OTC EQ 530555309   7,508,893.00    194,229.00 N          X                1          194,229.00
MILLICOM INTERNATIONAL         OTC EQ L6388F110  22,168,310.00    264,223.00 N          X                1          264,223.00
OPEN JOINT STOCK CO VIMPEL     COMMON 68370R109   6,881,680.00    254,500.00 N          X                1          500,132.00
ORBCOMM INC                    OTC EQ 68555P100   3,765,994.00    500,132.00 N          X                1          230,750.00
ROGERS COMM INC CL B NON V     COMMON 775109200  10,506,048.00    230,750.00 N          X                1           50,000.00
THOMSON CORP                   COMMON 884903105   2,096,500.00     50,000.00 N          X                1          104,700.00
TIME WARNER CABLE INC CL A     COMMON 88732J108   3,434,160.00    104,700.00 N          X                1          123,133.00
TIME WARNER INC                COMMON 887317105   2,260,722.00    123,133.00 N          X                1          254,500.00
VALUEVISION INTERNATIONAL      OTC EQ 92047K107   4,615,726.00    622,905.00 N          X                1          339,485.00
VIRGIN MEDIA INC               OTC EQ 92769L101   8,239,301.00    339,485.00 N          X                1          622,905.00
                                                 98,058,177.00  3,540,174.00